Trade Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2014
Trade Receivables, Net [Abstract]
Schedule of trade receivables
	June 30,	June 30,
	2014	2013
Trade receivables	$25,573,699	$25,622,091
Allowance for bad debt	(703,402)	(731,475)
Total trade receivables, net	$24,870,297	$24,890,616

Schedule of age analysis of past due trade receivables

	June 30, 2014	June 30, 2013

1 - 30 Days Past Due	$695,116	$1,331,914
31 - 60 Days Past Due	59,212	724,023
Greater than 60 Days Past Due	890,205	1,224,162
Total Past Due	1,644,533	3,280,099
Current	23,929,166	22,341,992
Total Trade Receivables	$25,573,699	$25,622,091
Recorded Investment > 60 Days and accruing	$23,007	$53,069

Schedule of allowance for doubtful debts and recorded investment
	June 30, 2014	June 30, 2013

Allowance for doubtful debts
Beginning balance	$731,475	$751,564
Charge-offs	(557,352)	(228,471)
Recoveries	(27,665)	(80,551)
Provision	535,221	371,779
Other comprehensive income (fx differences)	21,723	(82,846)
Ending balance	$703,402	$731,475

Ending balance - individually evaluated for impairment	$667,508	$932,933
Ending balance - collectively evaluated for impairment	$35,894	$36,690

Trade receivables
Ending balance	$25,573,699	$25,622,091
Ending balance - individually evaluated for impairment	$1,644,533	$3,280,099
Ending balance - collectively evaluated for impairment	$23,929,166	$22,341,992

Schedule of trade reveivables on a non accrual basis
	June 30, 2014	June 30, 2013

Trade receivables	$1,079,337	$1,520,531
Total Financing Receivables	$1,079,337	$1,520,531

Schedule of impaired loans
	June 30, 2014
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognised

With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,079,337	$797,842	$703,402	$1,354,838	$78,488
	$1,079,337	$797,842	$703,402	$1,354,838	$78,488
Total
Trade receivables	$1,079,337	$797,842	$703,402	$1,354,838	$78,488
	$1,079,337	$797,842	$703,402	$1,354,838	$78,488

	June 30, 2013
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognised

With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
Total
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376